Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2020 Portfolio

March 31, 2021

VIPF2020-QTLY-0521
1.830298.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	750,369	$35,267,358
VIP Equity-Income Portfolio Initial Class (a)	1,446,397	36,550,449
VIP Growth & Income Portfolio Initial Class (a)	1,727,057	41,760,244
VIP Growth Portfolio Initial Class (a)	384,360	36,133,671
VIP Mid Cap Portfolio Initial Class (a)	238,468	10,218,360
VIP Value Portfolio Initial Class (a)	1,470,041	26,813,553
VIP Value Strategies Portfolio Initial Class (a)	829,145	13,117,067
TOTAL DOMESTIC EQUITY FUNDS
(Cost $96,032,272)		199,860,702

International Equity Funds - 25.8%
VIP Emerging Markets Portfolio Initial Class (a)	6,186,964	91,257,715
VIP Overseas Portfolio Initial Class (a)	4,129,998	108,123,349
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $119,678,426)		199,381,064

Bond Funds - 40.2%
Fidelity Inflation-Protected Bond Index Fund (a)	5,109,149	55,536,452
Fidelity Long-Term Treasury Bond Index Fund (a)	1,403,409	19,282,841
VIP High Income Portfolio Initial Class (a)	2,933,963	15,520,662
VIP Investment Grade Bond Portfolio Initial Class (a)	16,374,275	220,725,231
TOTAL BOND FUNDS
(Cost $296,409,714)		311,065,186

Short-Term Funds - 8.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $63,318,944)	63,318,944	63,318,944
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $575,439,356)		773,625,896
NET OTHER ASSETS (LIABILITIES) - 0.0%		(123,049)
NET ASSETS - 100%		$773,502,847

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$55,806,197	$4,008,222	$3,429,838	$1,985	$(9,676)	$(838,453)	$55,536,452
Fidelity Long-Term Treasury Bond Index Fund	18,007,495	5,157,557	1,101,744	94,925	(65,675)	(2,714,792)	19,282,841
VIP Contrafund Portfolio Initial Class	35,651,655	2,664,304	2,143,877	1,681,320	207,740	(1,112,464)	35,267,358
VIP Emerging Markets Portfolio Initial Class	91,903,860	8,050,784	8,847,428	3,639,183	971,945	(821,446)	91,257,715
VIP Equity-Income Portfolio Initial Class	37,625,684	2,781,844	5,925,434	1,245,102	684,827	1,383,528	36,550,449
VIP Government Money Market Portfolio Initial Class 0.01%	64,685,797	3,003,329	4,370,182	1,525	--	--	63,318,944
VIP Growth & Income Portfolio Initial Class	42,856,034	3,257,638	7,702,657	1,299,117	1,841,565	1,507,664	41,760,244
VIP Growth Portfolio Initial Class	36,328,151	5,475,707	2,457,799	4,305,877	717,504	(3,929,892)	36,133,671
VIP High Income Portfolio Initial Class	15,623,512	696,584	740,809	128,721	(1,797)	(56,828)	15,520,662
VIP Investment Grade Bond Portfolio Initial Class	222,100,722	22,949,618	14,681,437	3,259,809	(213,440)	(9,430,232)	220,725,231
VIP Mid Cap Portfolio Initial Class	10,391,566	312,249	1,551,269	39,432	336,361	729,453	10,218,360
VIP Overseas Portfolio Initial Class	109,526,724	9,037,512	8,979,418	3,313,070	170,380	(1,631,849)	108,123,349
VIP Value Portfolio Initial Class	27,520,478	1,173,498	5,631,298	66,805	1,664,688	2,086,187	26,813,553
VIP Value Strategies Portfolio Initial Class	13,464,304	415,362	2,869,863	22,077	982,590	1,124,674	13,117,067
	781,492,179	68,984,208	70,433,053	19,098,948	7,287,012	(13,704,450)	773,625,896

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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